Document and Entity Information	12 Months Ended
May 31, 2013
Entity Information [Line Items]
Entity Registrant Name	LVB Acquisition, Inc.
Entity Central Index Key	0001402366
Document Type	8-K
Document Period End Date	May 31, 2013
Amendment Flag	false
Biomet, Inc. [Member]
Entity Information [Line Items]
Entity Registrant Name	BIOMET INC
Entity Central Index Key	0000351346
Document Type	8-K
Document Period End Date	May 31, 2013
Amendment Flag	false